RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Oct. 31, 2025
John Deere Savings and Investment Plan
RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
4.	RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS

The Plan held 1,948,707 and 2,163,351 shares of common stock of Deere & Company, the sponsoring employer, with a cost basis of approximately $252 million and $250 million at October 31, 2025 and 2024, respectively. During the year ended October 31, 2025, the Plan recorded dividend income of approximately $12.7 million from the Company’s common stock.

The Plan also holds mutual funds administered by Fidelity Investments Institutional Operations Company, Inc., an affiliate of the Plan trustee, investment manager, and recordkeeper. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund.

The Plan issues loans to participants, which are secured by the vested balances in the participants’ accounts.